Additional Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Additional Balance Sheet Information [Abstract]
Additional Balance Sheet Information

12.    Additional Balance Sheet Information

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Prepaid expenses	$1,250	$1,565
Other receivables	26	26
Revolving line of credit issuance fees	47	47
Other	—	16
Prepaid expenses and other current assets	$1,323	$1,654

Accounts payable and accrued expenses consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Accounts payable	$12,835	$11,040
Accrued liabilities	1,630	1,360
Employee compensation	733	911
Other	115	84
Accounts payable and accrued expenses	$15,313	$13,395

12. Additional Balance Sheet Information

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses	$1,565	$133
Other receivables	26	67
Revolving line of credit issuance fees	47	—
Other	16	4
Prepaid expenses and other current assets	$1,654	$204

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable	$11,040	$975
Accrued liabilities	1,360	1,359
Employee compensation	911	291
Other	84	27
Accounts payable and accrued expenses	$13,395	$2,652